UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07655
Driehaus Mutual Funds

(Exact name of registrant as specified in charter)
25 East Erie Street
Chicago, IL 60611

(Address of principal executive offices) (Zip code)
Mary H. Weiss
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611

(Name and address of agent for service)
Registrant’s telephone number, including area code: 312-587-3800
Date of fiscal year end: December 31
Date of reporting period: June 30, 2007
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Reports to Stockholders.
The Report to Stockholders is attached herewith.

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus
President

A.R. Umans
Chairman of the Board

Francis J. Harmon
Trustee

Daniel F. Zemanek
Trustee

Robert H. Gordon
Senior Vice President

Michelle L. Cahoon
Vice President & Treasurer

Janet L. McWilliams
Assistant Vice President &
Chief Compliance Officer

Diane J. Drake
Secretary

Kelly C. Dehler
Assistant Secretary

Candace A. Croal
Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611

Distributor

Driehaus Securities LLC
25 East Erie Street
Chicago, IL 60611

Administrator

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

Transfer Agent

PFPC Inc.
101 Sabin Street
Pawtucket, RI 02862

Custodian

JPMorgan Chase Bank, N.A.
3 Chase MetroTech Center
Brooklyn, NY 11245	Semi-Annual Report to Shareholders
June 30, 2007

Driehaus International Discovery Fund
Driehaus Emerging Markets Growth Fund
Driehaus International Equity Yield Fund

Distributed by:
Driehaus Securities LLC

This report has been prepared for the shareholders of the Funds and is not an offering to sell or buy any Fund securities. Such offering is only made by the Funds’ prospectus.

Table of Contents

Driehaus International Discovery Fund
Performance Overview	1
Schedule of Investments	2

Driehaus Emerging Markets Growth Fund
Performance Overview	10
Schedule of Investments	11

Driehaus International Equity Yield Fund
Performance Overview	19
Schedule of Investments	20

Each Fund section includes:
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights

Notes to Financial Statements	27

Fund Expense Examples	35

Board Considerations in Connection with the Approval of the Investment Advisory Agreement for the Driehaus International Equity Yield Fund	37

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2007 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. Each Fund’s complete schedule of portfolio holdings is also available on the Funds’ website at http://www.driehaus.com.

Semi-Annual Report to Shareholders
June 30, 2007

Investment Philosophy:

The Adviser seeks to achieve superior investment returns primarily by investing in companies outside the U.S. that are currently demonstrating rapid growth in their sales and earnings and which, in its judgement, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to insure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the Funds’ share prices are expected to be more volatile than those of U.S.-only funds. In addition, the Funds’ returns will fluctuate with changes in stock market conditions, currency values, interest rates, foreign government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.

Driehaus International Discovery Fund

Driehaus Emerging Markets Growth Fund

Driehaus International Equity Yield Fund

Driehaus International Discovery Fund
Performance Overview (unaudited)

      The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

     The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1998 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

				Since Inception
Average Annual Total Returns as of 06/30/07	1 Year	3 Years	5 Years	(12/31/98 - 06/30/07)

Driehaus International Discovery Fund (DRIDX)[1]	31.90%	31.15%	23.97%	26.99%
MSCI AC World ex USA Index[2]	30.13%	25.02%	19.91%	9.70%
MSCI AC World ex USA Growth Index[3]	28.80%	23.56%	17.66%	6.66%

You cannot invest directly in any of these indices.

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International All Country World ex USA Index (MSCI AC World ex USA Index) is a market capitalization-weighted index designed to measure equity market performance in 47 global developed and emerging markets, excluding the U.S. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]	The Morgan Stanley Capital International All Country World ex USA Growth Index (MSCI AC World ex USA Growth Index) is a subset of the MSCI AC World ex USA Index and is composed only of the MSCI AC World ex USA Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2007 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 96.2%

EUROPE — 51.3%
United Kingdom — 8.1%
3I Group PLC	291,123	$6,810,682
Aggreko PLC	828,002	9,552,335
Autonomy Corp. PLC**	717,091	10,367,998
Michael Page International PLC	1,030,908	10,878,795
St James’s Place PLC	996,399	8,543,765
Weir Group PLC	798,110	11,699,674

		57,853,249

Germany — 7.6%
AWD Holding AG	119,937	5,126,359
Bauer AG	40,975	3,321,923
Demag Cranes AG	185,949	12,445,257
Kontron AG	273,851	5,189,029
Q-Cells AG**	47,497	4,126,456
Software AG	109,434	10,716,045
United Internet AG	626,716	13,122,145

		54,047,214

Finland — 6.9%
Cramo OYJ — B	189,527	9,219,193
KCI Konecranes OYJ	163,382	6,879,358
Nokian Renkaat OYJ	198,863	7,003,337
Outotec OYJ	68,557	3,792,278
Ramirent OYJ	236,317	6,441,665
Wartsila Corp. OYJ — B	178,338	11,803,110
YIT OYJ	112,547	3,556,842

		48,695,783

Sweden — 3.8%
Alfa Laval AB	107,177	6,503,459
Hennes & Mauritz AB — B	163,800	9,735,744
Modern Times Group AB — B	164,850	10,689,989

		26,929,192

Russia — 3.4%
Vimpel-Communications — ADR	121,424	12,793,232
Wimm-Bill-Dann Foods — ADR	106,274	11,053,559

		23,846,791

Switzerland — 3.3%
Addax Petroleum Corp.	231,600	8,661,764
Petroplus Holdings AG**	92,269	9,502,612
Temenos Group AG**	234,144	5,635,557

		23,799,933

Netherlands — 3.0%
Draka Holding NV	202,589	10,282,314
Koninklijke Boskalis Westminster NV — CVA	191,391	7,644,242
Wavin NV	154,372	3,725,320

		21,651,876

Spain — 3.0%
Grifols SA	225,286	4,912,171
Inditex SA	107,916	6,393,021
Tecnicas Reunidas SA	149,918	10,175,797

		21,480,989

Denmark — 2.9%
Novo Nordisk AS — B	97,850	10,677,652
Sydbank AS	110,700	5,315,146
TK Development AS**	211,100	4,895,106

		20,887,904

Italy — 2.9%
Azimut Holding SpA	636,633	10,943,005
Trevi Finanziaria SpA	537,298	9,708,233

		20,651,238

Luxembourg — 1.6%
Millicom International Cellular SA**	121,132	11,100,537

France — 1.6%
Nexans SA	65,942	11,049,089

Austria — 1.4%
Andritz AG	153,933	10,206,642

Greece — 0.9%
Jumbo SA	180,366	6,264,048

Norway — 0.9%
Renewable Energy Corp. AS**	159,550	6,222,963

Total EUROPE		364,687,448

FAR EAST — 33.4%
Japan — 13.3%
Chiyoda Corp.	493,000	9,409,543
Daifuku Co., Ltd.	248,000	3,426,177
Daihen Corp.	1,635,000	10,158,579
Denso Corp.	183,500	7,183,513
JSR Corp.	300,300	7,255,980
Komatsu, Ltd.	123,000	3,551,374
Makita Corp.	79,600	3,544,568
Matsuda Sangyo Co., Ltd.	207,300	4,613,214
Nintendo Co., Ltd.	34,100	12,490,640
Nitto Boseki Co., Ltd.	1,126,009	4,316,558
Shinko Plantech Co., Ltd.	590,000	8,246,822
Sony Corp.	184,300	9,475,078
Tokai Carbon Co., Ltd.	1,179,000	11,059,858

		94,731,904

Singapore — 8.8%
Capitaland, Ltd.	2,162,000	11,440,274
CapitaRetail China Trust — REIT	1,842,000	3,802,528
Cosco Corp., Ltd.	5,705,809	13,940,699
Keppel Corp., Ltd.	881,000	7,194,186
Midas Holdings, Ltd.	2,857,000	3,882,123
Sino-Environment Technology Group, Ltd.**	1,331,000	2,851,988

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2007 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Swiber Holdings, Ltd.**	6,176,000	$10,772,445
Yongnam Holdings, Ltd.**	25,989,000	8,573,866

		62,458,109

China — 4.4%
China Coal Energy Co. — H**	6,550,000	9,817,628
Parkson Retail Group, Ltd.	1,539,500	9,864,046
Rexcapital Financial Holdings, Ltd.**	34,785,000	3,781,365
Tongjitang Chinese Medicines Co. — ADR**	182,363	2,051,584
Yangzijiang Shipbuilding Holdings, Ltd.**	4,443,000	5,572,798

		31,087,421

Australia — 3.6%
CSL, Ltd.	140,644	10,492,967
Incitec Pivot, Ltd.	57,680	3,897,427
WorleyParsons, Ltd.	377,899	10,893,040

		25,283,434

Indonesia — 1.7%
PT Bumi Resources Tbk	48,081,500	12,106,853

South Korea — 1.1%
NHN Corp.**	43,886	8,004,320

Thailand — 0.5%
Aromatics Public Co., Ltd. — NVDR	1,985,400	3,737,900

Total FAR EAST		237,409,941

NORTH AMERICA — 5.4%
Canada — 3.5%
Major Drilling Group
International, Inc.**	182,853	7,672,874
Rogers Communications, Inc. — B	253,620	10,813,819
Uranium One, Inc.**	498,162	6,345,983

		24,832,676

Mexico — 1.9%
America Movil SAB de CV — L — ADR	215,596	13,351,860

Total NORTH AMERICA		38,184,536

SOUTH AMERICA — 4.5%
Brazil — 4.5%
Dufry South America, Ltd. — BDR**	305,900	7,056,791
Medial Saude SA**	345,100	5,635,381
Net Servicos de Comunicacao SA (Pref.)**	755,400	12,472,520
Positivo Informatica SA	333,660	7,057,194

		32,221,886

Total SOUTH AMERICA		32,221,886

AFRICA — 1.6%
South Africa — 1.6%
First Uranium Corp.**	982,771	11,024,748

Total SOUTH AFRICA		11,024,748

Total EQUITY SECURITIES (Cost $548,023,594)		683,528,559

TOTAL INVESTMENTS (COST $548,023,594)	96.2%	$683,528,559
Other Assets in Excess of Liabilities	3.8%	27,094,852

Net Assets	100.0%	$710,623,411

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:
Basis:		$552,969,901

Gross Appreciation		$135,725,984
Gross Depreciation		(5,167,326)

Net Appreciation		$130,558,658

**	Non-income producing security

ADR —	American Depository Receipt

BDR —	Bearer Depository Receipt

CVA —	Commanditaire Vennootschap op Andelen (Limited Partnership, with Shares)

NVDR —	Non-Voting Depository Receipt

REIT —	Real Estate Investment Trust

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2007 (unaudited)

Regional Weightings*

Western Europe	47.9%
Asia/ Far East Ex-Japan	20.1%
Japan	13.3%
North America	5.4%
South America	4.5%
Eastern Europe	3.4%
Africa	1.6%

Top Ten Holdings*

Cosco Corp., Ltd.	2.0%
America Movil SAB de CV — L — ADR	1.9%
United Internet AG	1.8%
Vimpel-Communications — ADR	1.8%
Nintendo Co., Ltd.	1.8%
Net Servicos de Comunicacao SA (Pref.)	1.8%
Demag Cranes AG	1.8%
PT Bumi Resources Tbk	1.7%
Wartsila Corp. OYJ — B	1.7%
Weir Group PLC	1.6%

*	All percentages are stated as a percent of net assets at June 30, 2007.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2007 (unaudited)

Percent of
Industry	Net Assets

Appliances	1.3%
Automobiles	1.0%
Banking	0.7%
Basic Industries/ Multi-Industry	4.5%
Broadcasting & Publishing Services	4.8%
Building Materials	1.1%
Business & Public Services	2.9%
Capital Goods/ Multi-Industry	2.8%
Chemicals	2.1%
Construction	6.0%
Consumer Non-Durables/ Multi-Industry	2.0%
Consumer Services/ Multi-Industry	3.8%
Electrical & Electronics	1.9%
Electronic Components	4.3%
Energy/ Multi-Industry	2.9%
Energy Sources	3.2%
Financial Services	4.9%
Food & Household	0.6%
Food Processors	1.6%
Health Care	3.7%
Health Care/ Multi-Industry	1.1%
Industrial Components	2.5%
Machinery & Engineering	10.3%
Merchandising	1.4%
Metal Fabricators & Distributors	0.9%
Miscellaneous Materials	3.9%
Oil	1.2%
Real Estate	2.8%
Recreation	2.6%
Retailing — Goods	1.4%
Technology/ Multi-Industry	6.0%
Telecommunications	1.1%
Telephone Utilities	3.4%
Textiles & Apparel	1.5%
Other Assets in Excess of Liabilities	3.8%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Statement of Assets and Liabilities
June 30, 2007 (unaudited)

ASSETS:
Investments, at market value (Cost $548,023,594)	$683,528,559
Cash	39,710,028
Receivables:
Dividends	966,935
Interest	60,448
Investment securities sold	10,147,504
Fund shares sold	580,861
Net unrealized appreciation on unsettled foreign currency forward contracts from transactions hedges	48,770
Prepaid expenses and other assets	17,575

TOTAL ASSETS	735,060,680

LIABILITIES:
Payables:
Investment securities purchased	20,421,827
Fund shares redeemed	2,823,823
Due to affiliates	824,400
Foreign taxes	33,301
Accrued expenses	333,918

TOTAL LIABILITIES	24,437,269

NET ASSETS	$710,623,411

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	14,997,596

NET ASSET VALUE	$47.38

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2007:
Paid-in capital	$584,653,544
Accumulated net investment loss	(2,130,935)
Accumulated net realized loss	(7,395,169)
Unrealized net foreign exchange loss	(8,994)
Unrealized net appreciation on investments	135,504,965

NET ASSETS	$710,623,411

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Statement of Operations
For the six months ended June 30, 2007 (unaudited)

INVESTMENT INCOME:
Income:
Dividends (Net of non-reclaimable taxes of $686,280)	$5,806,921
Interest	315,152
Other	41,719

Total income	6,163,792

Expenses:
Investment advisory fee	4,756,231
Administration fee	204,288
Professional fees	117,092
Federal and state registration fees	29,695
Custodian fees	146,749
Transfer agent fees	43,960
Trustees’ fees	29,473
Miscellaneous	108,798

Total expenses	5,436,286

Fees paid indirectly	(214,017)

Net expenses	5,222,269

Net investment income	941,523

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from security transactions	112,688,702
Net realized foreign exchange loss	(202,956)
Net change in unrealized foreign exchange loss	(88,262)
Net change in unrealized appreciation of investments	9,331,958

Net realized and unrealized gain on investments and foreign currency transactions	121,729,442

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$122,670,965

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Statement of Changes in Net Assets

	For the six
	month period
	January 1, 2007
	through	For the year
	June 30, 2007	ended
	(unaudited)	December 31, 2006

INCREASE IN NET ASSETS:
Operations:
Net investment income (loss)	$941,523	$(3,520,760)
Net realized gain on investments and foreign currency transactions	112,485,746	122,437,854
Net change in unrealized gain (loss) on investments and foreign currency transactions	9,243,696	(29,428,906)

Net increase in net assets resulting from operations	122,670,965	89,488,188

Distributions to shareholders:
Net investment income	—	—
Capital gains	—	(114,767,007)

Total distributions to shareholders	—	(114,767,007)

Capital share transactions:
Proceeds from shares sold	42,223,226	295,312,959
Reinvestment of distributions	—	112,057,937
Cost of shares redeemed	(94,033,653)	(345,776,915)
Redemption fees	11,600	186,950

Net increase (decrease) in net assets derived from capital share transactions	(51,798,827)	61,780,931

Total increase in net assets	70,872,138	36,502,112

NET ASSETS:

Beginning of period	$639,751,273	$603,249,161

End of period (Including accumulated net investment loss of $2,130,935 and $3,072,458, respectively)	$710,623,411	$639,751,273

Capital share transactions are as follows:
Shares issued	998,610	6,664,745
Shares reinvested	—	2,894,854
Shares redeemed	(2,257,678)	(7,944,732)

Net increase (decrease) from capital share transactions	(1,259,068)	1,614,867

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Financial Highlights

	For the
	six month
	period
	January 1, 2007	For the year	For the year	For the year	For the year		For the year
	through	ended	ended	ended	ended		ended
	June 30, 2007	December 31,	December 31,	December 31,	December 31,		December 31,
	(unaudited)	2006	2005	2004	2003		2002

Net asset value, beginning of period	$39.35	$41.20	$31.67	$29.28	$18.03		$20.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.05	(0.21)	0.02	(0.02)	(0.15)		(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	7.98	6.82	13.78	3.45	11.40		(2.57)

Total income (loss) from investment operations	8.03	6.61	13.80	3.43	11.25		(2.69)

LESS DISTRIBUTIONS:
Dividends from net investment income	—	—	(0.04)	—	—		—
Distributions from capital gains	—	(8.47)	(4.23)	(1.05)	—		—

Total distributions	—	(8.47)	(4.27)	(1.05)	—		—

Redemption fees added to paid-in capital	0.00 ~	0.01	0.00 ~	0.01	0.00	~	0.02

Net asset value, end of period	$47.38	$39.35	$41.20	$31.67	$29.28		$18.03

Total Return	20.41%**	16.41%	43.97%	11.95%	62.40%		(12.90)%
RATIOS/ SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$710,623	$639,751	$603,249	$344,986	$260,619		$68,113
Ratio of expenses before fees paid indirectly to average net assets	1.67%*	1.74%	1.82%	1.94%	2.02	%†	2.26	%†
Ratio of net expenses to average net assets	1.61%*#	1.68%#	1.77%#	1.70%#	2.02	%†#	1.86	%†#
Ratio of net investment gain (loss) to average net assets	0.29%*#	(0.50)%#	(0.02)%#	(0.05)%#	(1.11	)%†#	(0.71	)%†#
Portfolio turnover	132.26%**	216.29%	180.42%	518.81%	515.76%		405.69%

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

†	The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap for the first fifty-four months of its operations. For the period June 1, 1999 through June 30, 2002, the operating expense cap was 2.40% of average net assets. For the period July 1, 2002 through June 30, 2003, the Fund was reimbursed for expenses exceeding the 2.40% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Performance Overview (unaudited)

      The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

     The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1997 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

				Since Inception
Average Annual Total Returns as of 06/30/07	1 Year	3 Years	5 Years	(12/31/97 - 06/30/07)

Driehaus Emerging Markets Growth Fund (DREGX)[1]	45.73%	43.33%	33.70%	21.18%
MSCI Emerging Markets Index[2]	45.44%	38.67%	30.64%	13.28%
MSCI Emerging Markets Growth Index[3]	45.83%	37.44%	28.65%	12.41%

You cannot invest directly in any of these indices.

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index) is a market capitalization-weighted index designed to measure equity market performance in 25 global emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]	The Morgan Stanley Capital International Emerging Markets Growth Index (MSCI Emerging Markets Growth Index) is a subset of the MSCI Emerging Markets Index and includes only the MSCI Emerging Markets Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2007 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 91.3%

FAR EAST — 45.9%
South Korea — 13.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	273,490	$15,482,521
Dong-A Pharmaceutical Co., Ltd.	115,393	10,829,218
GS Home Shopping, Inc.	87,939	8,138,534
Hyundai Steel Co.	120,525	6,653,434
Jusung Engineering Co., Ltd.**	481,192	9,479,563
Korea Zinc Co., Ltd.	38,191	6,490,217
MegaStudy Co., Ltd.	36,573	7,125,767
NHN Corp.**	71,357	13,014,726
Samsung Electronics Co., Ltd.	24,796	15,191,358
Shinhan Financial Group Co., Ltd.	289,758	17,626,670
Shinsegae Co., Ltd.	16,024	10,441,574

		120,473,582

Taiwan — 11.6%
AU Optronics Corp.	5,294,000	9,020,386
Delta Electronics, Inc.	4,022,650	15,850,215
Fuhwa Financial Holding Co., Ltd.**	10,448,000	5,928,777
Gemtek Technology Corp.	3,311,000	8,512,734
MediaTek, Inc.	851,000	13,257,226
Opto Tech Corp.**	10,791,000	9,160,497
Shin Kong Financial Holding Co., Ltd.	12,961,755	15,085,107
Taiwan Chi Cheng Enterprise Co., Ltd.	1,823,000	6,129,176
U-Ming Marine Transport Corp.	4,106,000	8,020,605
Yageo Corp.	22,813,000	10,932,415

		101,897,138

China — 10.1%
China Coal Energy Co. — H**	6,005,000	9,000,742
China Hongxing Sports, Ltd.	13,711,000	8,061,343
China Mengniu Dairy Co., Ltd.	2,220,000	7,651,550
China Merchants Bank Co., Ltd. — H	2,058,500	6,265,641
Comba Telecom Systems Holdings, Ltd.	12,995,485	5,916,708
Dalian Port (PDA) Co., Ltd. — H	12,706,000	9,294,854
Focus Media Holding, Ltd. — ADR**	233,606	11,797,103
Hopson Development Holdings, Ltd.	2,850,000	8,000,499
Lee & Man Paper Manufacturing, Ltd.	2,852,000	7,896,690
Tongjitang Chinese Medicines Co. — ADR**	367,800	4,137,750
Zijin Mining Group Co., Ltd. — H	17,284,000	10,168,099

		88,190,979

Thailand — 3.1%
Aromatics Public Co., Ltd. — NVDR	7,465,600	14,055,438
BEC World Public Co., Ltd. — NVDR	13,289,800	8,853,451
Siam Commercial Bank Public Co., Ltd. — NVDR	2,100,900	4,442,164

		27,351,053

Malaysia — 2.7%
Malaysian Plantations BHD**	4,710,100	4,829,473
Public Bank BHD	2,390,100	6,888,195
Resorts World BHD	11,702,900	11,728,323

		23,445,991

Indonesia — 2.5%
PT Bakrie Telecom Tbk**	161,060,000	7,308,755
PT Bumi Resources Tbk	56,899,000	14,327,086

		21,635,841

Philippines — 1.4%
Ayala Land, Inc.	22,963,480	8,688,884
PNOC Energy Development Corp.	32,183,000	3,896,753

		12,585,637

Pakistan — 0.8%
Fauji Fertilizer Bin Qasim, Ltd.	10,641,012	6,862,898

Total FAR EAST		402,443,119

SOUTH AMERICA — 15.0%
Brazil — 13.6%
All America Latina
Logistica SA	546,300	7,436,930
Aracruz Celulose SA — ADR	126,810	8,399,895
Cyrela Brazil Realty SA	898,720	11,153,632
Dufry South America, Ltd. — BDR**	433,300	9,995,775
Empresa Brasileira de Aeronautica SA — ADR	186,800	9,005,628
Gerdau SA — ADR	305,956	7,869,188
GVT Holding SA**	452,400	7,856,610
Lupatech SA	363,400	8,760,031
Net Servicos de Comunicacao SA (Pref.)**	1,062,506	17,543,191
OdontoPrev SA	249,100	6,960,337

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2007 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Petroleo Brasileiro SA — ADR	154,500	$18,736,215
Unibanco SA — GDR	46,195	5,214,030

		118,931,462

Argentina — 1.4%
Banco Macro SA — ADR	183,600	6,034,932
IRSA SA — GDR**	360,700	6,672,950

		12,707,882

Total SOUTH AMERICA		131,639,344

EUROPE — 13.6%
Russia — 6.8%
Golden Telecom, Inc. — ADR	148,942	8,193,299
Mechel — ADR	269,563	9,847,136
NovaTek OAO — GDR	189,837	9,871,524
Sberbank RF	2,373	9,230,970
Unified Energy System — GDR**	88,723	11,999,786
X5 Retail Group NV — GDR**	362,445	10,619,639

		59,762,354

Turkey — 1.8%
TAV Havalimanlari Holding AS**	904,622	7,926,212
Türkiye Sinai Kalkinma Bankasi AS**	4,929,597	7,624,443

		15,550,655

Greece — 1.4%
Coca-Cola Hellenic Bottling Co. SA	268,701	12,364,938

Austria — 1.2%
Raiffeisen International Bank Holding AG	66,730	10,630,197

Switzerland — 1.0%
Addax Petroleum Corp.	225,658	8,439,535

United Kingdom — 0.8%
Tullow Oil PLC	681,521	6,678,627

Sweden — 0.6%
Oriflame Cosmetics SA — SDR	113,505	5,352,287

Total EUROPE		118,778,593

NORTH AMERICA — 7.8%
Mexico — 6.9%
America Movil SAB de CV — L — ADR	341,945	21,176,654
Fomento Economico Mexicano SAB de CV — ADR	212,568	8,358,174
Grupo Aeroportuario del Pacifico SA de CV — ADR	306,400	15,111,648
Grupo FAMSA SAB — A**	731,300	4,264,534
Urbi Desarrollos Urbanos SA de CV**	2,581,878	11,889,520

		60,800,530

Canada — 0.9%
Niko Resources, Ltd.	90,343	8,226,493

Total NORTH AMERICA		69,027,023

AFRICA — 6.3%
South Africa — 6.3%
Foschini, Ltd.	800,952	6,914,196
Kumba Iron Ore, Ltd.	164,282	4,300,272
MTN Group, Ltd.	903,874	12,328,752
Murray & Roberts Holdings, Ltd.	880,459	7,973,028
Nedbank Group, Ltd.	732,672	13,684,146
Sasol, Ltd.	274,308	10,324,150

		55,524,544

Total AFRICA		55,524,544

MIDDLE EAST — 2.7%
Israel — 1.8%
Alvarion, Ltd.**	640,400	5,974,932
Makhteshim — Agan Industries, Ltd.	1,359,574	9,845,963

		15,820,895

Egypt — 0.9%
Orascom Telecom Holding SAE — GDR	116,615	7,568,313

Total MIDDLE EAST		23,389,208

Total EQUITY SECURITIES (Cost $571,763,560)		800,801,831

EQUITY CERTIFICATES — 3.8% (Note C)

FAR EAST — 3.8%
India — 3.8%
Jaiprakash Associates, Ltd.†	615,995	11,201,623
Orchid Chemicals & Pharmaceuticals, Ltd.†	846,114	5,199,032
Reliance Communications, Ltd.†	1,308,043	16,617,509

Total EQUITY CERTIFICATES (Cost $21,913,988)		33,018,164

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2007 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

RIGHTS — 0.0%

FAR EAST — 0.0%
South Korea — 0.0%
Kiwoom Securities Co., Ltd. — Rights, Expires July 11, 2007	4,205	$60,081

Total RIGHTS (Cost $0)		60,081

TOTAL INVESTMENTS (COST $593,677,548)	95.1%	$833,880,076
Other Assets	4.9%	43,283,922

Net Assets	100.0%	$877,163,998

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$603,847,886

Gross Appreciation	$233,195,990
Gross Depreciation	(3,163,800)

Net Appreciation	$230,032,190

**	Non-income producing security

†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At June 30, 2007, the value of these restricted securities amounted to $33,018,164 or 3.8% of net assets.

Additional information on each restricted security is as follows:

	Acquisition	Acquisition
Security	Date(s)	Cost

Jaiprakash Associates, Ltd.	08/05/05 to 06/29/07	$5,044,667
Orchid Chemicals & Pharmaceuticals, Ltd.	01/29/07 to 05/29/07	$4,844,210
Reliance Communications, Ltd	10/17/06 to 06/15/07	$12,025,111

ADR — American Depository Receipt

BDR — Bearer Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt
SDR — Swedish Depository Receipt

Regional Weightings*

Asia/ Far East Ex-Japan	49.7%
South America	15.0%
Eastern Europe	8.6%
North America	7.8%
Africa	6.3%
Western Europe	5.0%
Middle East	2.7%

Top Ten Holdings*

America Movil SAB de CV — L ADR	2.4%
Petroleo Brasileiro SA — ADR	2.1%
Shinhan Financial Group Co., Ltd.	2.0%
Net Servicos de Comunicacao SA (Pref.)	2.0%
Reliance Communications, Ltd.	1.9%
Delta Electronics, Inc.	1.8%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1.8%
Samsung Electronics Co., Ltd.	1.7%
Grupo Aeroportuario del Pacifico SA de CV — ADR	1.7%
Shin Kong Financial Holding Co., Ltd.	1.7%

*	All percentages are stated as a percent of net assets at June 30, 2007.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2007 (unaudited)

Percent of
Industry	Net Assets

Aerospace	0.9%
Airlines	2.7%
Banking	7.8%
Basic Industries/ Multi-Industry	0.9%
Beverages	0.9%
Beverages & Tabacco	1.4%
Broadcasting & Publishing Services	3.3%
Business & Public Services	1.4%
Capital Goods/ Multi-Industry	1.8%
Chemicals	5.3%
Communications	0.9%
Consumer Durables/ Multi-Industry	0.9%
Consumer Services/ Multi-Industry	5.1%
Electrical & Electronics	5.8%
Electrical Utilities	1.4%
Electronic Components	2.5%
Energy/ Multi-Industry	1.1%
Energy Sources	4.0%
Finance/ Multi-Industry	0.6%
Financial Services	2.9%
Food & Household	2.1%
Forest Products	1.0%
Gold Mining	1.2%
Health Care	2.0%
Health Care/ Multi-Industry	0.5%
Insurance	1.7%
Leisure & Tourism	2.3%
Machinery & Engineering	2.1%
Merchandising	2.0%
Metals — Nonferrous	2.0%
Metals — Steel	2.0%
Miscellaneous Materials	1.0%
Office/ Communications Equipment	0.7%
Oil	4.0%
Real Estate	3.9%
Technology/ Multi-Industry	2.3%
Telecommunications	5.1%
Telephone Utilities	3.3%
Textiles and Apparel	2.5%
Transportation — Shipping	1.8%
Other Assets in Excess of Liabilities	4.9%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Statement of Assets and Liabilities
June 30, 2007 (unaudited)

ASSETS:
Investments, at market value (Cost $593,677,548)	$833,880,076
Foreign currency (Cost $19,979,805)	20,182,658
Cash	25,469,778
Receivables:
Dividends	812,397
Interest	53,932
Investment securities sold	7,507,487
Fund shares sold	1,802,753
Prepaid expenses and other assets	38,417

TOTAL ASSETS	889,747,498

LIABILITIES:
Payables:
Investment securities purchased	9,671,599
Fund shares redeemed	1,642,633
Net unrealized depreciation on unsettled foreign currency forward contracts from transaction hedges	48,382
Due to affiliates	1,066,171
Foreign taxes	12,042
Accrued expenses	142,673

TOTAL LIABILITIES	12,583,500

NET ASSETS	$877,163,998

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	19,099,010

NET ASSET VALUE	$45.93

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2007:
Paid-in capital	$544,127,834
Accumulated net investment loss	(1,389,820)
Accumulated net realized gain	94,018,271
Unrealized net foreign exchange gain	205,185
Unrealized net appreciation on investments	240,202,528

NET ASSETS	$877,163,998

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Statement of Operations
For the six months ended June 30, 2007 (unaudited)

INVESTMENT LOSS:
Income:
Dividends (Net of non-reclaimable taxes of $341,616)	$5,055,716
Interest	237,744

Total income	5,293,460

Expenses:
Investment advisory fee	6,011,054
Administration fee	234,678
Professional fees	121,713
Federal and state registration fees	28,469
Custodian fees	278,522
Transfer agent fees	49,767
Trustees’ fees	23,040
Miscellaneous	104,643

Total expenses	6,851,886

Fees paid indirectly	(297,175)

Net expenses	6,554,711

Net investment loss	(1,261,251)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from security transactions	89,794,895
Net realized foreign exchange loss	(708,760)
Net change in unrealized foreign exchange gain	4,509
Net change in unrealized appreciation of investments	42,028,102

Net realized and unrealized gain on investments and foreign currency transactions	131,118,746

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$129,857,495

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Statement of Changes in Net Assets

	For the six
	month period
	January 1, 2007
	through	For the year
	June 30, 2007	ended
	(unaudited)	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment loss	$(1,261,251)	$(1,625,478)
Net realized gain on investments and foreign currency transactions	89,086,135	23,688,836
Net change in unrealized gain on investments and foreign currency transactions	42,032,611	138,159,678

Net increase in net assets resulting from operations	129,857,495	160,223,036

Distributions to shareholders:
Net investment income	—	—
Capital gains	—	(16,462,450)

Total distributions to shareholders	—	(16,462,450)

Capital share transactions:
Proceeds from shares sold	93,743,832	599,390,018
Reinvestment of distributions	—	16,441,182
Cost of shares redeemed	(135,307,156)	(213,087,995)
Redemption fees	78,862	700,347

Net increase (decrease) in net assets derived from capital share transactions	(41,484,462)	403,443,552

Total increase in net assets	88,373,033	547,204,138

NET ASSETS:

Beginning of period	$788,790,965	$241,586,827

End of period (Including accumulated net investment loss of $1,389,820 and $128,569, respectively)	$877,163,998	$788,790,965

Capital share transactions are as follows:
Shares issued	2,300,369	17,692,607
Shares reinvested	—	426,164
Shares redeemed	(3,380,944)	(6,477,726)

Net increase (decrease) from capital share transactions	(1,080,575)	11,641,045

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Growth Fund
Financial Highlights

	For the
	six month
	period
	January 1, 2007		For the year	For the year	For the year	For the year		For the year
	through		ended	ended	ended	ended		ended
	June 30, 2007		December 31,	December 31,	December 31,	December 31,		December 31,
	(unaudited)		2006	2005	2004	2003		2002

Net asset value, beginning of period	$39.09		$28.29	$23.00	$20.29	$12.26		$13.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.07)		(0.07)	0.04	(0.01)	0.00		(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	6.91		11.68	8.83	4.75	8.03		(0.93)

Total income (loss) from investment operations	6.84		11.61	8.87	4.74	8.03		(1.02)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	(0.08)	(0.04)	—		—
Distributions from capital gains	—		(0.84)	(3.51)	(2.00)	—		—

Total distributions	—		(0.84)	(3.59)	(2.04)	—		—

Redemption fees added to paid-in capital	0.00	~	0.03	0.01	0.01	0.00	~	0.01

Net asset value, end of period	$45.93		$39.09	$28.29	$23.00	$20.29		$12.26

Total Return	17.50	%**	41.22%	38.95%	24.12%	65.50%		(7.61)%
RATIOS/ SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$877,164		$788,791	$241,587	$143,480	$99,986		$35,932
Ratio of expenses before fees paid indirectly to average net assets	1.71	%*	1.83%	2.07%	2.23%	2.35	%†	2.50	%†
Ratio of net expenses to average net assets	1.64	%*#	1.78%#	2.01%#	2.03%#	2.34	%†#	2.16	%†#
Ratio of net investment income (loss) to average net assets	(0.31	)%*#	(0.32)%#	(0.02)%#	(0.29)%#	0.04	%†#	(0.76	)%†#
Portfolio turnover	77.22	%**	181.01%	349.69%	356.90%	432.47%		355.14%

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

†	The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap for the first sixty-six months of its operations. For the period June 1, 1999 through June 30, 2002, the operating expense cap was 2.50% of average net assets. For the period July 1, 2002 through June 30, 2003, the Fund was reimbursed for expenses exceeding the 2.50% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Equity Yield Fund
Performance Overview (unaudited)

      The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

     The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since April 2, 2007 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

For the period 04/02/07 (since inception)
Average Annual Total Returns as of 06/30/07	through 06/30/07

Driehaus International Equity Yield Fund (DRIYX)[1]	13.40%
MSCI AC World ex USA Index[2]	8.42%
MSCI AC World ex USA Growth Index[3]	8.57%

You cannot invest directly in any of these indices.

[1]	The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International All Country World ex USA Index (MSCI AC World ex USA Index) is a market capitalization-weighted index designed to measure equity market performance in 47 global developed and emerging markets, excluding the U.S. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]	The Morgan Stanley Capital International All Country World ex USA Growth Index (MSCI AC World ex USA Growth Index) is a subset of the MSCI AC World ex USA Index and is composed only of the MSCI AC World ex USA Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus International Equity Yield Fund
Schedule of Investments
June 30, 2007 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 89.9%

EUROPE — 38.6%
Germany — 6.2%
Bauer AG	9,955	$813,609
Q-Cells AG**	28,961	2,516,081
Siemens AG	27,368	3,947,496

		7,277,186

Norway — 5.4%
Norwegian Property ASA	261,600	3,271,691
Renewable Energy Corp. AS**	76,750	2,993,497

		6,265,188

France — 5.2%
Air France-KLM	33,643	1,575,031
Alstom	17,896	3,008,785
Nexans SA	8,440	1,414,187

		5,998,003

Finland — 5.1%
Nokia OYJ	62,088	1,748,733
Outotech OYJ	50,252	2,779,724
YIT OYJ	44,115	1,394,174

		5,922,631

Italy — 4.4%
Luxottica Group SpA	88,359	3,441,797
Saipem SpA	49,871	1,711,753

		5,153,550

Netherlands — 4.1%
Arcelor Mittal	20,727	1,305,869
Koninklijke Boskalis
Westminster NV — CVA	86,685	3,462,238

		4,768,107

Sweden — 2.3%
Oriflame Cosmetics SA — SDR	56,700	2,673,668

Russia — 2.0%
Sberbank RF	304	1,182,560
X5 Retail Group NV — GDR**	40,536	1,187,705

		2,370,265

Switzerland — 1.2%
Swiss RE	15,180	1,390,620

United Kingdom — 1.0%
Tullow Oil PLC	121,469	1,190,346

Czech Republic — 1.0%
Komercni Banka AS	6,274	1,167,539

Spain — 0.7%
Tecnicas Reunidas SA	12,267	821,958

Total EUROPE		44,999,061

FAR EAST — 32.1%
China — 6.0%
China Coal Energy Co. — H**	1,790,000	2,682,986
China Construction Bank Corp. — H	1,992,000	1,370,595
China Merchants Bank Co. — H	946,500	2,880,947

		6,934,528

Australia — 5.9%
Bradken, Ltd.	146,062	1,324,999
Rio Tinto, Ltd.	41,822	3,502,775
WorleyParsons, Ltd.	68,691	1,980,036

		6,807,810

Japan — 5.2%
Hitachi Construction
Machinery Co., Ltd.	64,100	2,233,413
Makita Corp.	48,000	2,136,366
Mitsui Fudosan Co., Ltd.	60,000	1,686,091

		6,055,870

Taiwan — 4.1%
AU Optronics Corp. — ADR	120,000	2,064,000
Fuhwa Financial Holding Co., Ltd.**	1,212,000	687,756
MediaTek, Inc.	131,000	2,040,772

		4,792,528

Singapore — 3.7%
Allgreen Properties, Ltd.	1,273,000	1,738,082
Ascott Residence Trust — REIT	893,000	1,178,416
Mapletree Logistics Trust — REIT	1,542,000	1,430,436

		4,346,934

Indonesia — 1.8%
PT Bank Danamon Indonesia Tbk	2,806,500	2,143,315

Pakistan — 1.6%
United Bank, Ltd.	496,900	1,807,395

Thailand — 1.0%
Kasikornbank Public Co., Ltd. — NVDR	559,800	1,199,861

Philippines — 1.0%
Banco de Oro-EPCI, Inc.	796,600	1,197,053

South Korea — 1.0%
Hyundai Development Co.	16,277	1,185,357

Malaysia — 0.8%
Public Bank BHD	321,300	925,977

Total FAR EAST		37,396,628

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Equity Yield Fund
Schedule of Investments
June 30, 2007 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

NORTH AMERICA — 15.1%
United States — 12.1%
Aircastle, Ltd.	67,223	$2,676,148
Google, Inc. — A**	7,027	3,677,791
McDonald’s Corp.	52,513	2,665,560
Mosaic Co.**	29,944	1,168,415
Schlumberger, Ltd.	28,206	2,395,818
Southwestern Energy Co.**	34,963	1,555,853

		14,139,585

Canada — 3.0%
Potash Corp. of Saskatchewan, Inc.	16,594	1,297,300
Research In Motion, Ltd.**	10,559	2,125,181

		3,422,481

Total NORTH AMERICA		17,562,066

SOUTH AMERICA — 4.1%
Brazil — 3.0%
Banco do Brasil SA	112,700	1,621,267
Cyrela Brazil Realty SA	149,426	1,854,463

		3,475,730

Peru — 1.1%
Compania de Minas Buenaventura SA — ADR	36,100	1,352,306

Total SOUTH AMERICA		4,828,036

Total EQUITY SECURITIES (Cost $91,053,385)		104,785,791

TOTAL INVESTMENTS (COST $91,053,385)	89.9%	$104,785,791
Other Assets	10.1%	11,801,003

Net Assets	100.0%	$116,586,794

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:
Basis:		$91,053,385

Gross Appreciation		$14,659,844
Gross Depreciation		(927,438)

Net Appreciation		$13,732,406

**	Non-income producing security

ADR	—	American Depository Receipt
CVA	—	Commanditaire Vennootschap op Andelen (Limited Partnership, with Shares)
GDR	—	Global Depository Receipt
NVDR	—	Non-Voting Depository Receipt
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depository Receipt

Regional Weightings*

Western Europe	35.6%
Asia/ Far East Ex-Japan	26.9%
North America	15.1%
Japan	5.2%
South America	4.1%
Eastern European	3.0%

Top Ten Holdings*

Siemens AG	3.4%
Google, Inc. — A	3.2%
Rio Tinto, Ltd.	3.0%
Koninklijke Boskalis Westminster NV — CVA	3.0%
Luxottica Group SpA	3.0%
Norwegian Property ASA	2.8%
Alstom	2.6%
Renewable Energy Corp. AS	2.6%
China Merchants Bank Co. — H	2.5%
Outotech OYJ	2.4%

*	All percentages are stated as a percent of net assets at June 30, 2007.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Equity Yield Fund
Schedule of Investments
June 30, 2007 (unaudited)

Percent of
Industry	Net Assets

Banking	13.9%
Capital Goods/ Multi-Industry	2.1%
Chemicals	1.0%
Construction	5.6%
Consumer Non-Durables/ Multi-Industry	3.0%
Electrical & Electronics	6.7%
Electronic Components	1.7%
Electronic Systems/ Devices	1.8%
Energy Equipment	1.5%
Energy/ Multi-Industry	1.7%
Energy Sources	5.7%
Food & Household	1.0%
Gas Utilities	1.3%
Insurance	1.2%
Machinery & Engineering	6.9%
Metals — Nonferrous	4.1%
Metals — Steel	1.1%
Miscellaneous Materials	2.3%
Oil	2.1%
Precious Metals	1.2%
Real Estate	9.6%
Retailing — Foods	2.3%
Semiconductors/ Components	1.8%
Software & EDP Services	3.2%
Technology/ Multi-Industry	1.2%
Textiles & Apparel	2.3%
Transportation — Air	3.6%
Other Assets in Excess of Liabilities	10.1%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Equity Yield Fund
Statement of Assets and Liabilities
June 30, 2007 (unaudited)

ASSETS:
Investments, at market value (Cost $91,053,385)	$104,785,791
Foreign currency (Cost $2,786,797)	2,789,860
Cash	10,359,943
Receivables:
Dividends	243,776
Interest	16,007
Investment securities sold	4,643,823
Fund shares sold	11,849
Net unrealized appreciation on unsettled foreign currency forward contracts from transactions hedges	98
Prepaid expenses	13,288

TOTAL ASSETS	122,864,435

LIABILITIES:
Payables:
Investment securities purchased	6,056,784
Fund shares redeemed	10,000
Due to affiliates	141,157
Accrued expenses	69,700

TOTAL LIABILITIES	6,277,641

NET ASSETS	$116,586,794

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	10,279,481

NET ASSET VALUE	$11.34

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2007:
Paid-in capital	$95,172,435
Accumulated net investment income	366,503
Accumulated net realized gain	7,309,154
Unrealized net foreign exchange gain	6,296
Unrealized net appreciation on investments	13,732,406

NET ASSETS	$116,586,794

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Equity Yield Fund
Statement of Operations
For the period ended June 30, 2007 (unaudited)*

INVESTMENT INCOME:
Income:
Dividends (Net of non-reclaimable taxes of $94,768)	$823,610
Interest	79,804

Total income	903,414

Expenses:
Investment advisory fee	423,101
Administration fee	27,142
Professional fees	26,925
Federal and state registration fees	8,540
Custodian fees	22,335
Transfer agent fees	11,332
Trustees’ fees	5,912
Miscellaneous	18,624

Total expenses	543,911

Fees paid indirectly	(7,000)

Net expenses	536,911

Net investment income	366,503

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from security transactions	7,334,407
Net realized foreign exchange loss	(25,253)
Net change in unrealized foreign exchange gain	6,296
Net change in unrealized appreciation of investments	13,732,406

Net realized and unrealized gain on investments and foreign currency transactions	21,047,856

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,414,359

*	Fund commenced operations on April 2, 2007

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Equity Yield Fund
Statement of Changes in Net Assets

For the period
April 2, 2007
through
June 30, 2007
(unaudited)*

INCREASE IN NET ASSETS:
Operations:
Net investment income	$366,503
Net realized gain on investments and foreign currency transactions	7,309,154
Net change in unrealized gain on investments and foreign currency transactions	13,738,702

Net increase in net assets resulting from operations	21,414,359

Distributions to shareholders:
Net investment income	—
Capital gains	—

Total distributions to shareholders	—

Capital share transactions:
Proceeds from shares sold	104,582,468
Cost of shares redeemed	(9,410,033)

Net increase in net assets derived from capital share transactions	95,172,435

Total increase in net assets	116,586,794

NET ASSETS:

Beginning of period	$—

End of period (Including accumulated net investment income of $366,503)	$116,586,794

Capital share transactions are as follows:
Shares issued	11,136,340
Shares redeemed	(856,859)

Net increase from capital share transactions	10,279,481

*	Fund commenced operations on April 2, 2007.

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Equity Yield Fund
Financial Highlights

	For the period
	April 2, 2007
	through
	June 30, 2007
	(unaudited)

Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.30

Total income from investment operations	1.34

Net asset value, end of period	$11.34

Total Return	13.40	%**
RATIOS/ SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$116,587
Ratio of expenses before fees paid indirectly to average net assets	1.93	%*†
Ratio of net expenses to average net assets	1.90	%*†#
Ratio of net investment income to average net assets	1.30	%*†#
Portfolio turnover	81.43	%**

*	Annualized

**	Not Annualized

†	Such ratios are after transfer agent waivers and Adviser expense reimbursements. PFPC, Inc., the transfer agent, waived a portion of its fees. The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until March 31, 2010. Fund expenses will be reimbursed for expenses exceeding the 2.00% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited)

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

     The Driehaus Mutual Funds (the “Trust”) is a registered management investment company, organized as a Delaware statutory trust, with three separate series (“Funds”). The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996 and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The three Funds included in the Trust are as follows:

Fund	Commencement of Operations

Driehaus International Discovery Fund	12/31/98
Driehaus Emerging Markets Growth Fund	12/31/97
Driehaus International Equity Yield Fund	04/02/07

     The investment objective of the Funds is to maximize capital appreciation.

     The Driehaus International Discovery Fund seeks to achieve its objective by generally investing in equity securities of small to mid-size foreign companies; however, the Fund may shift its focus toward large cap foreign stocks when market conditions suggest doing so will help the Fund achieve its objective.

     The Driehaus Emerging Markets Growth Fund seeks to achieve its objective by investing primarily in equity securities of emerging markets companies.

     The Driehaus International Equity Yield Fund seeks to achieve its objective by investing primarily in equity securities of non-U.S. companies of all market capitalizations.

Fiscal Year End

     The fiscal year end for the Funds is December 31.

Securities Valuation and Transactions

     Equity securities are valued at the last sale price as of the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region.

     Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date or as soon as the information is available.

     The Funds determine income and expenses daily.

Federal Income Taxes

     No provision is made for Federal income taxes since each Fund has elected to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code (the “Code”) and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve the Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows for implementation of FIN 48 in fund NAV calculations as late as the fund’s last NAV calculation in the first required financial statement reporting period. As of June 30, 2007, management has evaluated the application of FIN 48 to the Funds, and has determined that there is no material impact on the Funds’ financial statements.

     The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

     For the year ended December 31, 2006, reclassifications were recorded to undistributed net investment income, undistributed net realized foreign exchange loss and undistributed net realized gain for any permanent tax differences. These reclassifications relate primarily to foreign currency losses, sales of passive foreign investment companies and net operating losses. Results of operations and net assets were not affected by these classifications.

     During the year ended December 31, 2006, the Driehaus International Discovery Fund utilized $5,786,701 of capital loss carryforwards and as of December 31, 2006, the Fund had capital loss carryforwards of $105,979,001 expiring in 2008 and $24,839,330 expiring in 2009. During the year ended December 31, 2006, the Driehaus Emerging Markets Growth Fund utilized $949,637 of capital loss carryforwards and as of December 31, 2006, the Fund had capital loss carryforwards of $402,998 expiring in 2009. To the extent that the Funds realize future net capital gains, those capital gains will be offset by any unused capital loss carryforward subject to the limitations described below. For the year ended December 31, 2006, the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund realized no post-October capital losses. The Driehaus International Discovery Fund realized post-October foreign currency losses of $126,175, which were deferred for tax purposes and were recognized on January 1, 2007, and the Driehaus Emerging Markets Growth Fund realized post-October foreign currency losses of $128,570, which were deferred for tax purposes and were recognized on January 1, 2007.

     Included in the capital loss carryforward amounts stated above are capital losses that the Driehaus International Discovery Fund inherited from its merger with the Driehaus International Growth Fund and the Driehaus European Opportunity Fund on September 29, 2003 of approximately $130,049,224 and $769,107, respectively, which may be applied against any realized net taxable capital gains in future years or until December 31, 2009. Section 382 of the Code imposes certain limitations that will likely reduce the Fund’s ability to use the majority of these capital loss carryforwards.

     Included in the capital loss carryforward amounts stated above are capital losses that the Driehaus Emerging Markets Growth Fund inherited from its merger with the Driehaus Asia Pacific Growth Fund on September 29, 2003 of approximately $402,998, which may be applied against any realized net taxable capital gains in future years or until December 31, 2009. Section 382 of the Code imposes certain limitations that will likely reduce the Fund’s ability to use the majority of these capital loss carryforwards.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Distributions to Shareholders

     The Funds had no distributions during the six months ended June 30, 2007.

     The tax character of distributions paid during the fiscal years ended December 31, 2006 and December 31, 2005 was as follows:

	Driehaus		Driehaus
	International		Emerging Markets
	Discovery Fund		Growth Fund

	2006	2005	2006	2005

Distributions paid from:
Ordinary income	$27,202,119	$41,961,124	$1,568,623	$16,037,581
Net long-term capital gains	87,564,888	12,786,172	14,893,827	10,343,290

Total distributions paid	$114,767,007	$54,747,296	$16,462,450	$26,380,871

     As of December 31, 2006, the components of net assets on a tax basis were as follows:

	Driehaus	Driehaus
	International	Emerging Markets
	Discovery Fund	Growth Fund

Undistributed ordinary income	$7,218,550	$7,078,478
Undistributed long-term capital gain	5,718,890	8,426,995

Accumulated earnings	$12,937,440	$15,505,473
Paid-in capital	636,452,371	585,612,296
Accumulated capital and other losses	(130,944,506)	(531,568)
Unrealized appreciation on foreign currency	79,268	200,676
Unrealized appreciation on investments	121,226,700	188,004,088

Net assets	$639,751,273	$788,790,965

     The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales and passive foreign investment company (PFIC) mark-to-market.

Foreign Currency Translation

     Foreign currency is translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

     Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contracts underlying securities transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

     Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Funds had no portfolio hedges during the six months ended June 30, 2007.

     The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) from security transactions and the net change in unrealized appreciation (depreciation) of investments.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Use of Estimates

     The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnifications

     Under the Trust’s organizational documents, the Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

New Accounting Pronouncement

     In September, 2006, the FASB issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of June 30, 2007, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

B.	INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

     Richard H. Driehaus, the President of the Trust, is also the Chairman of the Board of Driehaus Capital Management LLC (“DCM”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC”), a registered broker-dealer.

     DCM serves as the Funds’ investment adviser. In return for its services to the Funds, DCM receives a monthly fee. The Driehaus International Discovery Fund pays the Adviser an annual management fee on a monthly basis as follows: 1.50% on the first $500 million of average daily net assets, 1.35% on the next $500 million and 1.25% of average daily net assets in excess of $1 billion. The Driehaus Emerging Markets Growth Fund and the Driehaus International Equity Yield Fund each pay the Adviser a monthly fee computed and accrued daily at an annual rate of 1.50% of each Fund’s average daily net assets.

     DCM has entered into an agreement to cap the Driehaus International Equity Yield Fund’s operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 2.00% of average daily net assets until March 31, 2010. For a period of three years subsequent to the Fund’s commencement of operations, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap. For the period ended June 30, 2007, the Fund did not have any fees waived or reimbursed by DCM.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

     The amounts accrued and payable to DCM during the six months ended June 30, 2007, are as follows:

		Advisory Fees
		Payable
		(included in Due
Fund	Advisory Fees	to affiliates)

Driehaus International Discovery Fund	$4,756,231	$824,400
Driehaus Emerging Markets Growth Fund	6,011,054	1,066,171
Driehaus International Equity Yield Fund*	423,101	141,157

*	Driehaus International Equity Yield Fund commenced operations on April 2, 2007.

     The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the Funds part of the commissions generated. Such rebates are currently used to offset a portion of the Funds’ operating expenses. For the six months ended June 30, 2007, these arrangements reduced the expenses of the Driehaus International Discovery Fund, the Driehaus Emerging Markets Growth Fund and the Driehaus International Equity Yield Fund by $214,017 (3.9%), $297,175 (4.3%) and $7,000 (1.3%), respectively.

     DS LLC is the Funds’ distributor. DS LLC also acts as a broker for the Funds for domestically traded securities. For the six months ended June 30, 2007, the Funds paid the following brokerage commissions:

	Total	Commissions	Shares Traded
Fund	Commissions	Paid to DS LLC	through DS LLC

Driehaus International Discovery Fund	$3,620,462	$73,394	2,260,234
Driehaus Emerging Markets Growth Fund	3,236,225	156,936	6,415,076
Driehaus International Equity Yield Fund*	309,259	10,205	908,698

*	Driehaus International Equity Yield Fund commenced operations on April 2, 2007.

     A portion of these commissions are, in turn, paid by DS LLC to third parties for clearing and execution services.

     Certain officers of the Trust are also officers of DCM and DS LLC. No such officers received compensation from the Funds.

     PFPC Inc. (“PFPC”), an indirect subsidiary of PNC Financial Services Group, Inc., serves as the Funds’ administrative and accounting agent. In compensation for these services, PFPC receives the larger of a monthly minimum fee or a monthly fee based upon average net assets. PFPC also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, PFPC receives a monthly fee based on shareholder processing activity during the month.

C.	DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS

     The Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund invest in equity certificates which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. At June 30, 2007, the Driehaus International Discovery Fund had no outstanding investments in equity certificates and the Driehaus Emerging Markets Growth Fund had unrealized appreciation of $11,104,176 as a result of its investment in these financial instruments. The aggregate market values of these certificates for the Driehaus Emerging Markets Growth Fund represented 4.0% of its total market value at June 30, 2007.

     At June 30, 2007, the Funds had foreign currency forward contracts outstanding under which they are obligated to exchange currencies at specified future dates. At June 30, 2007, the Funds’ currency transactions are limited to transaction hedges.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

     The contractual amounts of foreign currency forward contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in currency values.

     The Funds had the following outstanding contracts at June 30, 2007:

Driehaus International Discovery Fund

Transaction Hedges:

Foreign Currency Purchased:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Sold	Foreign Currency Purchased		Date	at June 30, 2007

$782,177	389,508	British Pound Sterling	July 2007	$2,478
3,237,613	2,392,110	Euro	July 2007	16,541
1,051,709	8,223,523	Hong Kong Dollar	July 2007	(390)
7,108,362	875,217,063	Japanese Yen	July 2007	14,691
4,057,864	6,211,575	Singapore Dollar	July 2007	4,874
1,070,323	988,818,305	South Korean Won	July 2007	3,637
1,813,685	2,215,417	Swiss Franc	July 2007	10,364

				$52,195

Foreign Currency Sold:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Purchased	Foreign Currency Sold		Date	at June 30, 2007

$1,200,210	2,315,206	Brazilian Real	July 2007	$(31)
4,125,427	4,394,612	Canadian Dollar	July 2007	968
2,607,005	1,926,185	Euro	July 2007	(4,362)

				$(3,425)

		Net unrealized appreciation		$48,770

Driehaus Emerging Markets Growth Fund

Transaction Hedges:

Foreign Currency Purchased:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Sold	Foreign Currency Purchased		Date	at June 30, 2007

$920,824	1,776,269	Brazilian Real	July 2007	$(3,835)
2,667,526	9,209,634	Malaysian Ringgit	July 2007	3,623
777,566	8,400,431	Mexican Peso	July 2007	(36)
882,535	6,237,320	South African Rand	July 2007	(3,007)
866,180	800,219,970	South Korean Won	July 2007	2,943

				$(312)

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Driehaus Emerging Markets Growth Fund — (Continued)

Foreign Currency Sold:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Purchased	Foreign Currency Sold		Date	at June 30, 2007

$560,325	5,062,540,623	Indonesian Rupiah	July 2007	$(6,013)
872,138	3,011,058	Malaysian Ringgit	July 2007	0
3,011,642	21,284,778	South African Rand	July 2007	(40,411)
3,063,382	2,830,105,038	South Korean Won	July 2007	(1,646)

				$(48,070)

		Net unrealized depreciation		$(48,382)

Driehaus International Equity Yield Fund

Transaction Hedges:

Foreign Currency Purchased:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Sold	Foreign Currency Purchased		Date	at June 30, 2007

$382,176	407,113	Canadian Dollar	July 2007	$(89)
3,035,929	2,243,096	Euro	July 2007	7,484
1,188,913	1,098,377,504	South Korean Won	July 2007	(708)
363,328	12,543,903	Thailand Baht	July 2007	315

				$7,002

Foreign Currency Sold:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Purchased	Foreign Currency Sold		Date	at June 30, 2007

$1,070,504	790,942	Euro	July 2007	$(7,641)
1,066,674	131,334,274	Japanese Yen	July 2007	737
378,214	1,305,784	Malaysian Ringgit	July 2007	0

				$(6,904)

		Net unrealized appreciation		$98

D.	INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investment securities, other than short-term obligations, for the six months ended June 30, 2007, were as follows:

Fund	Purchases	Sales

Driehaus International Discovery Fund	$834,257,988	$878,253,731
Driehaus Emerging Markets Growth Fund	597,935,125	645,221,094
Driehaus International Equity Yield Fund*	86,702,275	94,672,023

*	Driehaus International Equity Yield Fund commenced operations on April 2, 2007.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

E.	RESTRICTED SECURITIES

     Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2007, the Funds held no restricted securities, other than equity certificates. Since an investment in equity certificates represents an agreement entered into with a financial institution, with terms set by such financial institution, these instruments are also deemed to be restricted (see Note C).

F.	LINE OF CREDIT

     The Funds have a $50 million line of credit consisting of a $25 million committed line and a $25 million uncommitted line. This line of credit is available primarily to meet large, unexpected shareholder withdrawals subject to certain restrictions. The Funds have agreed to pay commitment fees computed at a rate of 0.125% per annum on the average daily amount of the available committed line. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of borrowings plus 1%. At June 30, 2007, the Funds had no outstanding borrowings under the line of credit.

G.	OFF BALANCE SHEET RISKS

     The Funds’ investments in foreign securities may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

H.	REDEMPTION FEES

     The Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. This redemption fee became effective for shares purchased after July 31, 2000. The redemption fees are recorded in paid-in capital.

I.	SUBSEQUENT EVENTS

     Effective August 1, 2007, the Driehaus International Equity Yield Fund will seek to achieve its investment objective by generally investing in equity securities of small to mid-size foreign companies; however, the Fund may shift its focus toward large cap foreign stocks when market conditions suggest doing so will help the Fund achieve its objective. Also effective August 1, 2007, DCM has agreed to reduce the expense cap for the Driehaus International Equity Yield Fund to 1.75% of average daily net assets.

Fund Expense Examples (unaudited)

      As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2007.

Actual Expenses

     The first line of the tables below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

     The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus International Discovery Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2007	June 30, 2007	June 30, 2007*

Actual	$1,000	$1,204.10	$8.80

Hypothetical (5% return before expenses)	$1,000	$1,016.81	$8.05

Driehaus Emerging Markets Growth Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2007	June 30, 2007	June 30, 2007*

Actual	$1,000	$1,175.00	$8.84

Hypothetical (5% return before expenses)	$1,000	$1,016.66	$8.20

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half-year period.

Driehaus International Discovery Fund	1.61%
Driehaus Emerging Markets Growth Fund	1.64%

Fund Expense Examples (unaudited) — (Continued)

Driehaus International Equity Yield Fund

			Expenses Paid During
			the Period April 2,
	Beginning Account Value	Ending Account Value	2007 through
	April 2, 2007	June 30, 2007	June 30, 2007*

Actual	$1,000	$1,134.00	$5.00

Hypothetical (5% return before expenses)	$1,000	$1,007.64	$4.70

*	Expenses are equal to the Fund’s annualized expense ratio of 1.90% for the period April 2, 2007 (commencement of operations) through June 30, 2007 multiplied by the average account value over the period, multiplied by the number of days in the period (90), then divided by 365 to reflect the period since commencement of operations.

Board Considerations in Connection with the Approval of the Investment Advisory Agreement for Driehaus International Equity Yield Fund

      On December 4, 2006, the Board of Trustees approved the investment advisory agreement (the “Agreement”) with Driehaus Capital Management LLC (the “Adviser”) for the Driehaus International Equity Yield Fund (the “Fund”), which commenced operations on April 2, 2007. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. The Board reviewed comprehensive materials received from the Adviser and from independent legal counsel. After their review of the information received, the Independent Trustees presented their findings and their recommendation to approve the Agreement to the full Board. In connection with the contract review process, the Board considered the factors discussed below, among others.

     Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services to be provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Adviser to attract and retain high-quality personnel, and the organizational depth of the Adviser. The Board also considered compliance with legal and regulatory requirements, as well as the Adviser’s handling of portfolio brokerage, including the Adviser’s process for evaluating best execution. In addition, the Board considered the investment performance of Driehaus Global Equity Yield, L.P., which would be converted into the Fund, and concluded that the Adviser’s performance in managing a product similar to the Fund exceeded acceptable levels of investment performance and, therefore, was satisfactory. On the basis of this evaluation and the Board’s experience with the Adviser in managing the other series of the Trust, the Board concluded that the nature, quality and extent of services to be provided by the Adviser are satisfactory.

     Fees and Expenses. The Board considered the Fund’s proposed advisory fee, operating expenses and estimated total expense ratio, and compared them to fees and expenses of peer groups based on data compiled from Lipper as of October 31, 2006. The information provided to the Board showed that the Fund’s advisory fee rate ranked high as compared to its total peer group; however, the Board also considered the Adviser’s commitment to cap the Fund’s expenses for the first three years of operations. The Board also considered the fact that the Adviser has agreed to absorb the organizational costs of the Fund, including legal costs related to the organization. In addition, the Board considered the Fund’s proposed advisory fee rate as compared to the fees charged by the Adviser to other series of the Trust and for institutional accounts. With respect to institutional accounts, the Board noted that: (i) both the mix of services to be provided and the level of responsibility required under the Agreement are significantly greater as compared to the Adviser’s obligations for managing institutional accounts; and (ii) the advisory fees for institutional accounts are less relevant to the Board’s consideration because they reflect significantly different competitive forces than those in the mutual fund marketplace.

     On the basis of the information provided, the Board concluded that the proposed advisory fee and estimated expense ratio were reasonable and appropriate in light of the quality of services to be provided by the Adviser.

     Profitability. The Board considered the estimated costs to the Adviser of managing the Fund. The Board noted that, based on the information provided, the Adviser does not expect to receive its full management fee for providing services to the Fund until the Fund’s assets reach a certain level.

     Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Fund and whether the Fund will benefit from any economies of scale. The Board accepted the Adviser’s conclusion that the Adviser will not experience any economies of scale in connection with its services to the Fund in its first few years of operations.

     Other Benefits to the Adviser and its Affiliates. The Board also considered the character and amount of other incidental benefits to be received by the Adviser and its affiliates, including benefits to the Adviser related to soft dollar allocations. The Board concluded that the proposed advisory fee was reasonable in light of these anticipated fall-out benefits.

     Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement for the Fund were fair and reasonable and that the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-end Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus

Richard H. Driehaus, President (principal executive officer)

Date	September 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus

Richard H. Driehaus, President (principal executive officer)

Date	September 6, 2007

By (Signature and Title)*	/s/ Michelle L. Cahoon

Michelle L. Cahoon, Vice President and Treasurer (principal financial officer)

Date	September 6, 2007

* Print the name and title of each signing officer under his or her signature.